Summarized Quarterly Financial Information-Unaudited	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information—Unaudited
Summarized Quarterly Financial Information - Unaudited

Summarized quarterly financial information is as follows (amounts in thousands except per share data):

	Quarter Ended
	March 31	June 30	September 30	December 31
2016:
Revenues	$17,320	$15,824	$17,094	$16,429
Loss from operations (1)	(37,557)	(22,383)	(22,039)	(8,374)
Loss available to common stockholders (1)	(39,137)	(24,143)	(23,306)	(9,659)
Earnings per share:
Basic	$(2.09)	$(1.38)	$(1.31)	$(0.46)
Diluted	$(2.09)	$(1.38)	$(1.31)	$(0.46)

2015:
Revenues	$33,451	$32,550	$26,872	$23,096
Loss from operations (2)	(121,887)	(57,796)	(50,617)	(61,864)
Loss available to common stockholders (2)	(122,240)	(61,083)	(51,910)	(64,696)
Earnings per share:
Basic	$(7.55)	$(3.77)	$(3.19)	$(3.94)
Diluted	$(7.55)	$(3.77)	$(3.19)	$(3.94)

(1) Loss from operations and loss available to common stockholders reported during the three months ended March 31, June 30 and September 30, 2016 included pretax ceiling test write-downs of $18.9 million, $12.8 million and $8.7 million, respectively.

(2) Loss from operations and loss available to common stockholders reported during the three months ended March 31, June 30, September 30 and December 31, 2015 included pretax ceiling test write-downs of $108.9 million, $65.5 million, $40.2 million and $51.9 million, respectively. Additionally, loss from operations and loss available to common stockholders reported during the three months ended June 30, 2015 included a pretax gain on sale of oil and gas properties of $21.5 million.